LOSS PER SHARE	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
LOSS PER SHARE

NOTE 9. LOSS PER SHARE
The following is a reconciliation for the calculation of basic and diluted loss per share for the years ended December 31, 2024 and 2023:

	Year Ended December 31,

($ in thousands, except per share amounts)	2024	2023
Numerator:
Net loss	$(60,489)	$(179,852)
Less: Net income (loss) attributable to non-controlling interests, net of tax	13,949	(4,330)
Net loss attributable to Cresco Labs Inc.	$(74,438)	$(175,522)

Denominator:
Weighted-average basic and diluted shares outstanding	345,474,155	323,819,766

Loss per Share:
Basic and diluted loss per share	$(0.22)	$(0.54)

For the years ended December 31, 2024 and 2023, potentially dilutive shares were not included in the computation of diluted loss per common share due to the net loss during the periods presented because the shares would have had an anti-dilutive effect. Potentially dilutive shares for the years ended December 31, 2024 and 2023, consisted of the following:

	Year Ended December 31,

(shares in thousands)	2024	2023
Redeemable Units	92,057	96,699
Stock options	24,153	24,103
RSUs	8,927	6,862
Total potentially dilutive shares	125,137	127,664